Rights of Use Assets (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of composition of the Group's rights of use assets
	06.30.21	06.30.20
Convention center	203	220
Stadium DirecTV Arena	586	616
Machinery and equipment	10	19
Shopping malls	11	11
Total rights of use assets	810	866
Non-current	810	866
Total	810	866

Schedule of charges to income related to rights of use assets
	06.30.21	06.30.20
Convention center	(18)	(18)
Stadium DirecTV Arena	(29)	(28)
Machinery and equipment	(40)	(13)
Shopping malls	(1)	(1)
Total amortizations and depreciation (i)	(88)	(60)

Schedule of changes in rights of use assets
	06.30.21	06.30.20
Beginning of the year	866	-
Additions (ii)	32	688
Transfers	-	238
Depreciation charge	(88)	(60)
End of the year	810	866

Schedule of average discount rate and the term of the recognized lease liability
Discount rate	Maturity
10.61%	12/1/2033
10.61%	12/1/2041

Schedule of incme related to rights
	06.30.21	06.30.20
Interest expense of lease liabilities	(97)	(81)
Results from short-term leases	(58)	(81)